EQUITY PLANS - Assumptions (Details)	12 Months Ended
	Dec. 29, 2017	Dec. 30, 2016	Jan. 01, 2016
Stock options
Assumptions
Expected volatility (as a percent)			42.00%
Expected volatility, minimum (as a percent)	38.00%	39.00%	38.00%
Expected volatility, maximum (as a percent)	41.00%	41.00%
Expected dividends (as a percent)	0.00%	0.00%	0.00%
Expected term (in years)	6 years	6 years
Risk-free rate, minimum (as a percent)	1.86%	1.20%	1.33%
Risk-free rate, maximum (as a percent)	2.08%	1.84%	1.75%
Stock options | Maximum
Assumptions
Expected term (in years)			6 years
Restricted stock | 2008 Plan
Assumptions
Vesting period (in years)	3 years